Basis of preparation (Tables)	9 Months Ended
Sep. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Foreign currency exchange rate
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Nine Months Ended September 30,
	2021	2020
USD / GBP
Closing rate, GBP 1	1.34593	1.28717
Weighted average exchange rate, GBP 1	1.39209	1.26423
Basis of Consolidation

Schedule of consolidated entities	The consolidated entities include:

	Ownership Interest
	September 30, 2021	December 31, 2020
ADCT America	100%	100%
ADCT UK	100%	100%